RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		¥ 11,742		$ 1,452	¥ 9,447
Amounts due to related parties		137,782		$ 10,376	67,510
JD Group
RELATED PARTY BALANCES AND TRANSACTIONS
Purchases of goods and services	¥ 544,708	668,029	¥ 747,126
Amounts due to related parties		92,597
Mr. Jay Wenjie Xiao
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		11,038			8,122
Amount paid to acquire shares of one of the Group's investees	¥ 2,800
Others
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		704			1,325
Amounts due to related parties		10
Individual Director or Officer and his/her immediate family members under Juzi Licai investment programs as Individual Investors
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		¥ 45,175			¥ 67,510